Pension And Postretirement Benefits (Employee Benefit Obligation Amounts Recognized) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of employee benefit obligation	$ 0	$ 0
Employee benefit obligation	(13,851)	(10,203)
Net amount recognized	(13,851)	(10,203)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of employee benefit obligation	(2,116)	(2,288)
Employee benefit obligation	(26,020)	(22,775)
Net amount recognized	(28,136)	(25,063)
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee benefit obligation	$ 2,456	$ 2,294